Note 14 - Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	As of September 30,
	2017	2016
Stock options	77,176	13,203
Warrants	2,400	2,400
Series G Preferred Stock	71,734	-
Series H Preferred Stock	53,440	-
Total	204,750	15,603

	Years Ended December 31,
	2016	2015
Stock options	28,092	2,894
Warrants	2,400	2,700
Series D Convertible Preferred Stock	41,100	-
Series E Convertible Preferred Stock	6,667	-
Series F Convertible Preferred Stock	82,200	-
Total	160,459	5,594